ACQUISITION OF TOWER CONSTRUCTION & TECHNICAL SERVICES, INC. (Schedule of presents assets acquired and liabilities) (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Due to related parties		$ 615,522
Tower Construction & Technical Services, Inc (TCTS) [Member]
Disclosure of detailed information about business combination [line items]
Bank indebtedness	(52,042)
Accounts payable	(5,201)
Due to related parties	(127,655)
Net liabilities of TCTS	(184,898)
Net liabilities attributed to non-controlling interest
Total consideration	$ 184,898